CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONDENSED CONSOLIDATED BALANCE SHEETS
Convertible preferred shares, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Maximum aggregate number of shares sold	437,182,072	437,182,072	400,510,507	286,632,918
Convertible preferred shares, shares issued	437,182,072		362,011,991	190,084,166	51,909,271
Number of shares subject to redemption	437,182,072		362,011,991	190,084,166
Convertible preferred shares, liquidation preference	$ 4,399,174		$ 3,497,913	$ 1,084,191
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	498,017,734	498,017,734	450,000,098	335,130,459
Common shares, shares issued	13,917,981		10,889,451	8,051,722
Common shares, shares outstanding	13,917,981		10,889,451	8,051,722